Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,124,000
Previously Paid Amount	0.00
Total Fee Amount	431.42
Total Offset Amount	0.00
Net Fee	431.42
Narrative - Max Aggregate Offering Price	$ 3,124,000
Final Prospectus	true